SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN
22.	SHARE-BASED COMPENSATION PLAN

For the year ended December 31, 2022, the Company has 3 (three) share-based, long-term compensation plans: (i) Phantom stock option plan (“PS”); (ii) Share Appreciation Rights (“SAR”), both settled in local currency; and (iii) restricted shares, settled in shares.

The characteristics and measurement method of each plan are disclosed below.

22.1.	Long term compensation plans (“PS and SAR”)

Certain executives and key members of Management have a long-term compensation plan linked to the share price, with payment in cash.

Throughout 2020, the Company granted the SAR and PLUS (Share Appreciation Rights) (“SAR”) plans of phantom stock options.

Under the PS plan, the beneficiary does not make any investments, and under the SAR plan, the beneficiaries should invest 5% of the total amount corresponding to the number of options on phantom shares at the grant date, and 20% after 3 (three) years to acquire the option. The Company also granted long-term incentive plans to its key members as part of its retention policy.

The vesting period of options may vary from 3 (three) to 5 (five) years, as of the grant date, in accordance with the characteristics of each plan.

The share price is calculated based on the average share quote for the 90 previous trading sessions, starting from the closing quote on the last business day of the month prior to the month of the grant. The installments of these programs will be adjusted by the variation in the prices on the SUZB3 at B3, between the granting and the payment period. On dates when the SUZB3 shares are not traded, the quote of the previous trading session will be considered.

The phantom share options will only be due if the beneficiary is an employee of the Company on the payment date. In case of termination by the employee, before the vesting period is completed, the executive will not be entitled to receive all benefits, unless otherwise established in the agreements.

The roll-forward arrangements are set out below:

	December 31,	December 31,	December 31,
	2022	2021	2020

	Number of shares
Opening balance	5,415,754	5,772,356	5,996,437
Granted during of the year	4,152,200	1,906,343	1,770,384
Exercised (1)	(1,474,506)	(1,860,334)	(1,789,413)
Exercised due to resignation (1)	(175,552)	(86,196)	(21,253)
Abandoned / cancelled due to resignation	(334,711)	(316,415)	(183,799)
Closing balance	7,583,185	5,415,754	5,772,356
1)	The average price of the share options exercised and exercised due to termination of employment, for the year ended December 31, 2022 was R$48.79 (forty eight Reais and seventy nine cents) ((R$60.30 (sixty Brazilian Reais and thirty cents) as at December 31, 2021).

On December 31, 2022, the consolidated outstanding phantom shares option plans are as set out below:

December 31, 2022
					Quantity of
			Fair value on		outstanding options
Plan	Grant date	Exercise date	grant date (1)		granted
Deferral 2018	03/01/2019	03/01/2023	R$	41.10	74,101
Deferral 2020	03/01/2021	03/01/2024	R$	57.88	280,408
Deferral 2020	03/01/2021	03/03/2025	R$	57.88	280,408
Deferral 2021 36	03/01/2022	03/01/2025	R$	56.52	675,021
Deferral 2021 48	03/01/2022	03/01/2026	R$	56.52	164,951
ILP - Retention 2020 - 36 Oct	10/01/2020	10/01/2023	R$	38.79	33,289
ILP - Retention 2021 - 36 Oct	10/01/2021	10/01/2024	R$	58.05	2,524
ILP 2019 – 48 H	03/25/2019	03/25/2024	R$	42.19	7,857
ILP 2019 - 48 Oct	10/01/2019	10/01/2023	R$	31.75	12,258
ILP 2020 - 36 Apr	04/01/2020	04/01/2023	R$	38.50	46,531
ILP 2020- 48 Condition A	05/01/2020	04/30/2024	R$	38.34	623,380
ILP 2020- 48 Condition B	05/01/2020	04/30/2024	R$	38.34	133,581
ILP 2020- 48 Condition C	05/01/2020	04/30/2024	R$	38.34	133,581
ILP 2021 - 24	03/01/2021	03/01/2023	R$	56.10	6,285
ILP 2021 - 36	03/01/2021	03/01/2024	R$	56.10	6,285
ILP 2021 - Apr.23_24	12/16/2021	04/03/2023	R$	54.81	10,511
ILP 2021 - Apr.23_24	12/16/2021	04/01/2024	R$	54.81	10,511
ILP 2021 – 24 May	05/01/2021	05/01/2023	R$	67.91	654
ILP 2021 36 - Apr	04/01/2021	04/01/2024	R$	64.12	220,007
ILP 2021 -36 May	05/01/2021	05/01/2024	R$	67.91	1,177
ILP 2021 - 48	04/01/2021	04/01/2025	R$	64.12	220,007
ILP Hiring/Retention Bonus 2020 - 36 Oct	10/01/2020	10/01/2023	R$	43.14	7,285
ILP Retention 2020 - Premium	10/01/2020	10/01/2023	R$	43.14	4,796
ILP Retention 2021 - August	08/02/2021	08/01/2024	R$	63.73	3,969
ILP Retention 2021 - July	07/01/2021	07/01/2024	R$	67.72	8,516
PLUS 2019	04/01/2019	04/01/2024	R$	42.81	5,705
SAR 2018	04/02/2018	04/02/2023	R$	21.45	4,511
SAR 2019	04/01/2019	04/01/2024	R$	42.81	153,725
SAR 2020	04/01/2020	04/01/2025	R$	38.50	661,714
SAR 2021	04/01/2021	04/01/2026	R$	64.12	747,249
SAR 2022	04/01/2022	04/01/2027	R$	58.64	1,775,750
ILP Retention 2022	01/17/2022	01/17/2025	R$	55.18	22,700
ILP Retention 2022	01/17/2022	01/17/2026	R$	55.18	22,700
ILP Retention 2022	01/17/2022	01/17/2027	R$	55.18	22,699
ILP Retention 2022	04/01/2022	04/01/2025	R$	58.64	29,490
ILP Retention 2022	04/01/2022	04/01/2024	R$	58.64	13,238
ILP Retention 2022	06/02/2022	06/02/2023	R$	55.43	1,866
ILP Retention 2022	06/02/2022	06/02/2024	R$	55.43	1,866
ILP Retention 2022	06/02/2022	06/02/2025	R$	55.43	1,923
ILP Retention 2022	08/01/2022	08/01/2025	R$	51.00	3,832
ILP Retention 2022	10/01/2022	04/01/2026	R$	47.71	148,687
ILP Retention 2022	10/01/2022	04/01/2027	R$	47.71	43,918
ILP Retention 2022 - Executive	04/01/2022	04/01/2025	R$	58.64	953,719
					7,583,185
(1)	Amounts expressed in Reais.

22.2.	Restricted shares plan

The Company also offers a Restricted Shares plan based on the Company’s performance (“Restricted Shares Program ”). The plan associates the quantity of restricted shares granted to the Company’s performance, which in 2021 was linked to the operating cash generation target and ESG. The quantity of the restricted stock granted is defined in financial terms, and is subsequently converted into shares based on the last 60 (sixty) stock exchange trading days on December 31, 2022 of SUZB3 at B3.

After the measurement of the target, which takes place 12 months after the execution of the contract, the restricted shares will be granted immediately (conditional on the achievement of the established goals), as they not have to comply with the vesting period. However, the beneficiaries of the grant must comply with the lockup period of thirty-six (36) months during which they will not be able to sell the shares.

In the event that the beneficiaries leave the Company before the end of the fiscal year for the measurement of operating cash generation, they will lose the right to the grant of restricted shares.

The position is set forth below:

	Date of
	execution of		Price on		Shares	Restricted year for
Program	the contract	Grant date	grant date		Granted	transfer of shares
2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	108,010	01/02/2025
2022	01/02/2022	02/01/2023	R$	52.00	102,600	01/02/2026
					317,211

On March 31, 2022, the 2018 Program had its lockup period concluded and, therefore, the grant of 130,435 shares was carried out in exchange for treasury shares (Note 25.5).

22.3.	Measurement assumptions

In the case of the phantom shares plan since the settlement takes place in cash, the fair value of the options is remeasured at the end of each period based on the Monte Carlo Method (“MMC”), which is multiplied by the Total Shareholder Return (“TSR”) during the period, which varies between 75% and 125%, depending on the performance of SUZB3 in relation to its peers in Brazil.

The restricted stock plan considers the following assumptions:

(i)	The expectation of volatility was calculated for each exercise date, considering the remaining time to complete the vesting year, as well as the historical volatility of returns, using the GARCH model for calculating volatility;
(ii)	The expected average life of phantom stocks and stock options was defined by the remaining term to the limit exercise date;
(iii)	The expected dividends were defined based on the historical earnings per share of Suzano; and
(iv)	The risk-free weighted average interest rate used was the Brazilian Reais yield curve (DI expectation) observed on the open market, which is the best comparison basis for the Brazilian market risk-free interest rate. The rate used for each exercise date changes according to the vesting year.

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2020
Non-current liabilities
Provision for phantom stock plan	162,117	166,998	(75,542)	(94,897)	(151,985)
Equity
Stock options granted	20,790	15,455	(5,335)	(4,843)	(4,633)
Shares granted	(2,365)		2,365
	18,425	15,455	(2,970)	(4,843)	(4,633)
			(78,512)	(99,740)	(156,618)